Summary Of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Earnings Per Share, Basic and Diluted
The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Six Months Ended June 30,
	2025	2024
Numerator
Net loss	$(241,911)	$(35,963)

Denominator
Weighted-average common shares outstanding, basic and diluted	90,158	88,026

Net loss per common share, basic and diluted	$(2.68)	$(0.41)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Six Months Ended June 30,
	2025 (2)	2024
Redeemable convertible preferred stock	93,963	93,963
Common stock options	81,457	58,855
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	325	581

Total	177,714	155,368

The following table summarizes the computation of basic and diluted net loss per common share (in thousands, except per share amounts):

	Year Ended December 31,
	2024	2023
Numerator
Net loss	$ (69,459)	$(56,945)

Denominator
Weighted-average common shares outstanding, basic and diluted	88,181	87,459

Net loss per common share, basic and diluted	$(0.79)	$(0.65)

The following potentially dilutive common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended December 31,
	2024	2023
Redeemable convertible preferred stock	93,963	93,963
Common stock options	74,211	64,357
Redeemable convertible preferred stock warrants	1,969	1,969
Common stock warrants (1)	469	719

Total	170,612	161,008

Schedule of Property Plant and Equipment Useful life
Property and equipment, net is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Leasehold improvements	Shorter of remaining useful life or lease term
Vehicles	5 years
Technology infrastructure	3 years
Equipment	5 - 7 years
Other	3 - 5 years

Schedule of Product Information

	June 30, 2025	December 31, 2024
Customer A	—	78%
Customer B	72%	—

Schedules of Concentration of Risk
Customers with 10% or greater of the Company’s revenue for the six months ended June 30, 2025 and 2024 were as follows:

	Six Months Ended June 30
	2025	2024
Customer A	51%	—
Customer B	21%	—
Customer C	—	41%
Customer D	—	19%
Customer E	—	17%

Ares Acquisition Corporation II [Member]
Schedule of Class A Ordinary Shares Subject to Redemption
As of June 30, 2025 and December 31, 2024, the Class A ordinary shares reflected in the accompanying condensed balance sheets are reconciled in the following table:

Class A ordinary shares subject to possible redemption as of December 31, 2023	$522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	550,700,038
Less:
Redemption of Class A ordinary shares	(7,143,312)
Plus:
Sponsor deposits to Trust Account	2,961,583
Waiver of Class A ordinary shares issuance cost	9,140,590
Accretion of carrying value to redemption value	2,390,840

Class A ordinary shares subject to possible redemption as of June 30, 2025	$558,049,739

As of December 31, 2024 and 2023, the Class A ordinary shares reflected in the accompanying balance sheets are reconciled in the following table:

Gross proceeds	$500,000,000
Less:
Proceeds allocated to Public Warrants	(2,625,000)
Class A ordinary shares issuance costs	(28,550,129)
Plus:
Accretion of carrying value to redemption value	54,113,481

Class A ordinary shares subject to possible redemption as of December 31, 2023	522,938,352
Plus:
Accretion of carrying value to redemption value	27,761,686

Class A ordinary shares subject to possible redemption as of December 31, 2024	$550,700,038

Schedule of Earnings Per Share, Basic and Diluted
The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Class A ordinary shares subject to possible redemption
Numerator:
Net income attributable to Class A ordinary shares subject to possible redemption	$260,795	$5,268,294	$2,652,910	$10,383,006
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	49,507,471	50,000,000	49,752,375	50,000,000

Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.01	$0.11	$0.05	$0.21

Non-redeemable Class A ordinary shares and Class B ordinary shares
Numerator:
Net income attributable to non-redeemable Class A ordinary shares and Class B ordinary shares	$65,848	$1,317,073	$666,528	$2,595,751
Denominator:
Basic and diluted weighted average shares outstanding, non-redeemable Class A ordinary shares and/or Class B ordinary shares	12,500,000	12,500,000	12,500,000	12,500,000

Basic and diluted net income per share, non-redeemable Class A ordinary shares and/or Class B ordinary shares	$0.01	$0.11	$0.05	$0.21

The following table reflects the calculation of basic and diluted net income per ordinary share:

	For the year ended December 31,
	2024	2023
Class A ordinary shares
Numerator:
Net income attributable to Class A ordinary shares	$20,788,927	$12,405,494
Denominator:
Basic and diluted weighted average shares outstanding, Class A ordinary shares	50,000,000	34,383,562

Basic and diluted net income per share, Class A ordinary shares	$0.42	$0.36

Class B ordinary shares
Numerator:
Net income attributable to Class B ordinary shares	$5,197,232	$4,509,966
Denominator:
Basic and diluted weighted average shares outstanding, Class B ordinary shares	12,500,000	12,500,000

Basic and diluted net income per share, Class B ordinary shares	$0.42	$0.36